EMPLOYEE BENEFIT PLAN (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EMPLOYEE BENEFIT PLAN [Abstract]
Multiemployer plans, employer contributions, percentage of employee salaries	5.00%
Multiemployer plan, period contributions	$ 3,929	$ 3,084	$ 2,717